Earnings Per Share (Details) (Successor [Member], USD $) In Thousands, except Per Share data, unless otherwise specified	6 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2013	Dec. 31, 2012
Successor [Member]
Computation of Basic Earnings Per Share:
Income (loss) from continuing operations	$ 158,898	$ (80,657)	$ (150,045)
Net (income) loss attributable to non-controlling interests	39,187	(18,641)	(35,548)
Declared dividends allocated to unvested shares	0	(200)	0
Preferred stock dividends	(137)	(162)	(296)
Income (loss) from continuing operations attributable to common stockholders	119,574	(62,378)	(114,793)
Loss from discontinued operations, net of non-controlling interests	(4,360)	(31,518)	(8,070)
Net income (loss) attributable to common stockholders	$ 115,214	$ (93,896)	$ (122,863)
Weighted average number of vested common shares outstanding	180,675	188,993	180,675
Income (loss) from continuing operations, basic and fully diluted	$ 0.66	$ (0.33)	$ (0.64)
Loss from discontinued operations, basic and fully diluted	$ (0.02)	$ (0.17)	$ (0.04)
Earnings (loss) per share- basic and fully diluted	$ 0.64	$ (0.50)	$ (0.68)